Consolidated Statements of Operations and Comprehensive Income / (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or Loss [Abstract]
Revenue from external parties	$ 618,952	$ 331,026	$ 367,800
Revenue from related party customers	1,301	18,756	754
Total revenue	620,253	349,782	368,554
Cost of revenue	(559,261)	(283,382)	(290,745)
Gross profit	60,992	66,400	77,809
Selling expenses	(6,667)	(8,044)	(8,246)
General and administrative expenses	(84,415)	(64,317)	(66,454)
Research and development expenses	(153,876)	(76,946)	(29,534)
Listing fee			(33,151)
Other operating income / (expenses)	(21,352)	727	3,791
Other net gains / (losses)	365,038	(507,479)	3,538
Profit / (Loss) from operations	159,720	(589,659)	(52,247)
Finance income / (expenses)	(88,890)	(11,935)	1,276
Profit / (Loss) before taxation	70,830	(601,594)	(50,971)
Income tax benefits / (expenses)	(5,233)	2,443	(5,685)
Profit / (Loss) for the year	65,597	(599,151)	(56,656)
Other comprehensive income / (loss)
Profit / (Loss) for the year	65,597	(599,151)	(56,656)
Item that may be reclassified to profit or loss
- Exchange differences on translation of financial statements	431	(218)	(26)
Other comprehensive income / (loss) for the year, net of tax	431	(218)	(26)
Total comprehensive income / (loss) for the year	$ 66,028	$ (599,369)	$ (56,682)
Earnings / (Loss) per share
Basic (in Dollars per share)	$ 0.32	$ (4.36)	$ (0.51)
Diluted (in Dollars per share)	$ (1.43)	$ (4.36)	$ (0.51)
Weighted average number of shares outstanding (thousand shares)
Basic (in Shares)	204,679	137,426	110,494
Diluted (in Shares)	234,319	137,426	110,494